Contract Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities	The following table presents the Company’s contract liabilities balances and changes therein:
	September 30, 2024	June 30, 2024
		(Audited)
Balance as of the beginning of the period	$649,450	$27
Add: net increase in current period contract liabilities	143,600	649,450
Less: revenue recognized from beginning contract liabilities	(649,450)	(27)
Total contract liabilities as the end of the period	$143,600	$649,450
The following table presents the Company’s contract liabilities balances and changes therein:
	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Balance as of the beginning of the period	$27	$609,229
Add: net increase in current period contract liabilities	649,450	27
Less: revenue recognized from beginning contract liabilities	27	609,229
Total contract liabilities as the end of the period	$649,450	$27